CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit for the period	£ 2,651		£ 1,940
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	91		(168)
Current tax	17		25
Deferred tax	(42)		18
Remeasurements after tax	66		(125)
Gains and losses attributable to own credit risk:
Gains (losses) before tax	(4)		62
Deferred tax	1		(17)
Gains and (losses) net of tax	(3)		45
Movements in revaluation reserve in respect of debt securities held at FVOCI:
Change in fair value	142		81
Deferred tax	(40)		(18)
Realised gains and losses on equity shares held at FVOCI	102		63
Income statement transfers in respect of disposals	0		111
Deferred tax	0		(31)
Income statement transfers in respect of disposals, net of tax	0		80
Income statement transfers in respect of impairment	1		0
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	103		143
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(1,243)		396
Deferred tax	348		(111)
Gains (losses) on cash flow hedges, net of tax	(895)		285
Net income statement transfers	729		835
Deferred tax	(204)		(234)
Reclassification adjustments on cash flow hedges, net of tax	525		601
Cash flow hedging reserve	(370)		886
Movements in foreign currency translation reserve, net of tax	(30)		42
Other comprehensive income that will be reclassified to profit or loss, net of tax	(297)		1,071
Total other comprehensive (loss) income for the period, net of tax	(234)		991
Total comprehensive income for the period	2,417	[1]	2,931	[2]
Total comprehensive income attributable to ordinary shareholders	2,202		2,700
Total comprehensive income attributable to other equity holders	213		215
Total comprehensive income attributable to equity holders	2,415		2,915
Total comprehensive income attributable to non-controlling interests	£ 2		£ 16

[1]	Total comprehensive income attributable to owners of the parent was £2,415 million.
[2]	Total comprehensive income attributable to owners of the parent was £2,915 million.